MINERAL PROPERTIES (Narrative) (Details) - USD ($)			1 Months Ended		12 Months Ended				33 Months Ended	81 Months Ended
	Mar. 03, 2019	Jun. 12, 2014	Dec. 19, 2019	Sep. 17, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2019	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 01, 2021	Dec. 31, 2020	Aug. 01, 2020	Dec. 03, 2019	Aug. 22, 2019	Sep. 11, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Payments for exploration and evaluation expenses					$ 1,899,000	$ 1,518,000	$ 6,122,000
Membership Interest Option Agreement [Member] | Freeport Nevada [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Funding provided from option agreement																				$ 14,540,000
Membership Interest Option Agreement [Member] | SPS [Member] | Freeport Nevada [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, ownership interest		55.00%
Funding required under original option agreement		$ 40,750,000
MacArthur, Nevada [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, ownership interest					100.00%					100.00%
Purchase of exploration and evaluation assets					$ 2,200,000
Net smelter return royalty					2.00%					2.00%
Potential net smelter return royalty in exchange for consideration					1.00%					1.00%
Consideration required for decreased net smelter return royalty					$ 1,000,000					$ 1,000,000
Yerington Pit, Nevada [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, ownership interest					100.00%					100.00%
Sales price of certain water rights	$ 6,020,000			$ 6,260,000
Purchase of exploration and evaluation assets					$ 500,000
Proceeds from sale of certain water rights					$ 5,685,000	313,000
Purchase of exploration and evaluation assets, shares					250,000
Net smelter return royalty					2.00%					2.00%
Net smelter return royalty cap					$ 7,500,000					$ 7,500,000
Yerington Pit, Nevada [Member] | Desert Pearl and Desert Hills Dairy, LLC [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Sales price of certain water rights			$ 1,880,000
Bear, Nevada [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, option interest					100.00%					100.00%
Purchase of exploration and evaluation assets					$ 238,000	$ 688,000	$ 895,258	$ 1,363,258	$ 1,458,774	$ 4,643,290
Option agreement, obligated cash payments					$ 5,423,290					$ 5,423,290
Bear, Nevada [Member] | Subsequent Events [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Option agreement, obligated cash payments												$ 201,000	$ 193,000	$ 193,000		$ 193,000
Wassuk, Nevada [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, option interest					100.00%					100.00%
Purchase of exploration and evaluation assets					$ 955,000
Net smelter return royalty					3.00%					3.00%
Potential net smelter return royalty in exchange for consideration					2.00%					2.00%
Consideration required for decreased net smelter return royalty					$ 1,500,000					$ 1,500,000
Option agreement, obligated cash payments					1,515,000					1,515,000
Option agreement, obligated work commitment					300,000					300,000
Work commitment incurred					$ 92,112					$ 92,112
Wassuk, Nevada [Member] | Subsequent Events [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Option agreement, obligated cash payments															$ 500,000		$ 60,000
Groundhog, Alaska [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, option interest					90.00%					90.00%
Purchase of exploration and evaluation assets					$ 2,320,000
Option agreement, obligated cash payments					3,000,000					$ 3,000,000
Option agreement, obligated exploration expenditure					500,000					500,000
Option agreement, obligated exploration expenditure, over five years					$ 5,000,000					$ 5,000,000
Butte Valley [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property, option interest					100.00%					100.00%								100.00%	100.00%
Purchase of exploration and evaluation assets					$ 20,000
Net smelter return royalty																		2.00%	2.50%
Potential net smelter return royalty in exchange for consideration																		1.00%	1.00%
Consideration required for decreased net smelter return royalty																		$ 10,000,000	$ 1,000,000
Option agreement, obligated exploration expenditure, over five years																		$ 250,000	$ 600,000
Additional potential net smelter return royalty in exchange for additional consideration																			0.50%
Additional consideration for additional potential net smelter return royalty																			$ 5,000,000
Butte Valley [Member] | Subsequent Events [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Option agreement, obligated cash payments											$ 250,000	$ 250,000	$ 150,000	$ 100,000		$ 80,000